Goldman Sachs Enhanced Income Fund Average Annual Total Returns - Class A Inst Serv Adm Inv R6 Shares [Member]			12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofAML One-Year U.S. Treasury Note Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.73%		2.01%	1.63%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)	1.35%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.95%		2.28%	1.81%
Performance Inception Date		Aug. 02, 2000
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.34%		1.42%	1.12%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.91%		1.38%	1.09%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.30%		2.54%	2.08%
Performance Inception Date		Aug. 02, 2000
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.67%	2.83%
Performance Inception Date		Dec. 10, 2021
Administration Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.93%		2.26%	1.82%
Performance Inception Date		Aug. 02, 2000
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.11%		2.46%	2.00%
Performance Inception Date		Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.20%		2.53%	2.09% [2]
Performance Inception Date		Jul. 31, 2015

[1]	Performance of Class A Shares reflects no initial sales charge. Prior to July 30, 2018, the maximum initial sales charge applicable to Class A Shares was 1.50%, which is not reflected in the performance shown in the table above.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.